Short term Investments (Details) - Schedule of short term investments		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term Investments [Member]
Short-term Debt [Line Items]
Marketable securities	[1]	¥ 32,878,252	$ 5,038,890

[1]	During the year ended December 31, 2020, the Company invested a total of approximately RMB 173.6 million (USD 26.6 million) in marketable securities and redeemed approximately RMB 151.1 million (USD 23.2 million). The fair value change resulted in gains of approximately RMB 12.3 million (USD 1.9 million) for the year ended December 31, 2020.